Income Tax Expense - Schedule of Reconciliation of Effective Tax Rate (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense - Schedule Of Deferred Income Tax Assets Liabilities Details
Net loss	$ (64,865)	$ (26,982)
Total income tax (recovery) expense
Loss excluding income tax	(64,865)	(26,982)
Income tax using the Company's domestic tax rate	(16,865)	(7,015)
Non-deductible expenses and other	(1,914)	512
Change in tax rates	(2,950)
Deferred income tax assets not recognized	21,729	6,503
Deferred income tax (recovery) expense